Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of March 2008

Collection Period	Mar-08	30/360 Days	30
Distribution Date	15-Apr-08	Actual/360 Days	29

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,036,576,620.92	900,161,604.02	870,765,962.21	0.840040
Total Securities		1,036,576,620.92	900,161,604.02	870,765,962.21	0.840040
Class A-1 Notes	5.26388%	239,000,000.00	102,584,983.10	73,189,341.29	0.306232
Class A-2 Notes	5.13000%	248,000,000.00	248,000,000.00	248,000,000.00	1.000000
Class A-3 Notes	5.03000%	255,000,000.00	255,000,000.00	255,000,000.00	1.000000
Class A-4 Notes	5.16000%	247,930,000.00	247,930,000.00	247,930,000.00	1.000000
Certificates	0.00000%	46,646,620.92	46,646,620.92	46,646,620.92	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,395,641.81	434,996.01	122.9943172	1.8200670
Class A-2 Notes	0.00	1,060,200.00	-	4.2750000
Class A-3 Notes	0.00	1,068,875.00	-	4.1916667
Class A-4 Notes	0.00	1,066,099.00	-	4.3000000
Certificates	0.00	0.00	-	-
Total Securities	29,395,641.81	3,630,170.01

I. COLLECTIONS

Interest:
Interest Collections		3,482,036.77
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,482,036.77

Principal:
Principal Collections		28,853,455.05
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		28,853,455.05

Recoveries of Defaulted Receivables		110,689.47
Investment Earnings on Yield Supplement Account		76,363.65
Release from the Yield Supplement Account		1,559,481.95
Servicer Advances		0.00

Total Collections		34,082,026.89

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	49,654	900,161,604.02
Total Principal Collections		28,853,455.05
Principal Amount of Gross Losses		542,186.76
	49,055	870,765,962.21

III. DISTRIBUTIONS

Total Collections		34,082,026.89
Reserve Account Draw		0.00
Total Available for Distribution		34,082,026.89

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of March 2008

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	750,134.67
Servicing Fee Paid	750,134.67
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	434,996.01

Class A-1 Notes Monthly Interest Paid	434,996.01
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,060,200.00

Class A-2 Notes Monthly Interest Paid	1,060,200.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,068,875.00

Class A-3 Notes Monthly Interest Paid	1,068,875.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	1,066,099.00

Class A-4 Notes Monthly Interest Paid	1,066,099.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,630,170.01
Total Note Monthly Interest Paid	3,630,170.01
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	29,701,722.21

4. Total Monthly Principal Paid on the Notes	29,395,641.81

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	29,395,641.81
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of March 2008

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		306,080.40
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		306,080.40

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		29,282,138.64
Release to Collection Account		1,559,481.95
Ending Yield Supplement Account Balance		27,722,656.69

V. RESERVE ACCOUNT

Initial Reserve Account Amount		5,182,883.10
Required Reserve Account Amount		5,182,883.10
Beginning Reserve Account Balance		5,182,883.10
Ending Reserve Account Balance		5,182,883.10

Required Reserve Account Amount for Next Period		5,182,883.10

VI. POOL STATISTICS

Weighted Average Coupon		4.83%
Weighted Average Remaining Maturity		46.12

Principal Recoveries of Defaulted Receivables		110,689.47
Principal on Defaulted Receivables		542,186.76
Pool Balance at Beginning of Collection Period		900,161,604.02
Net Loss Ratio		0.58%

Net Loss Ratio for Second Preceding Collection Period		0.22%
Net Loss Ratio for Preceding Collection Period		0.41%
Net Loss Ratio for Current Collection Period		0.58%
Average Net Loss Ratio		0.40%

Cumulative Net Losses for all Periods		1,005,667.74

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,482,327.98	179
61-90 Days Delinquent	682,459.70	36
91-120 Days Delinquent	57,369.11	3
Total Delinquent Receivables:	4,222,156.79	218
61+ Days Delinquencies as Percentage of Receivables	0.08%	0.08%

Delinquency Ratio for Second Preceding Collection Period		0.11%
Delinquency Ratio for Preceding Collection Period		0.07%
Delinquency Ratio for Current Collection Period		0.08%
Average Delinquency Ratio		0.09%

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of March 2008

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No